Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Details of Other Liabilities

	2022		2021			2020
	Non-current	Current	Non-current	Current		Non-current		Current
Extension of concessions	18	7	8	8		8		8
Liabilities for contractual claims	1	1	1	26	(1)	27	(1)	86	(1)
Miscellaneous	-	4	-	-		-		14

	19	12	9	34		35		108

(1)	See Note 34.d).